3 - Marketable Debt Securities: Held-to-maturity Securities (Tables)	12 Months Ended
Dec. 31, 2016
Tables/Schedules
Held-to-maturity Securities

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
December 31, 2016

Obligations of states and
political subdivisions	$ 12,003,446	$ 81,586	$ (151,205)	$ 11,933,827
December 31, 2015
Obligations of states and
political subdivisions	$ 17,058,181	$ 243,377	$ (130,505)	$ 17,171,053